Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities.
Other liabilities

13. Other liabilities

The table below sets forth the components of total other liabilities at December 31, 2021 and 2020:

($ in thousands)	2021	2020
Audit fees payable	3,372	2,333
General expenses payable	42,474	42,810
Payable for capital provision assets	-	256
Lease liabilities	11,896	13,520
Insurance liabilities	14,430	12,596
Long-term incentive compensation including accruals	41,270	38,232
Legacy asset recovery incentive compensation including accruals	12,615	-
Total other liabilities	126,057	109,747

The table below sets forth the changes in lease liabilities for the years ended December 31, 2021 and 2020:

($ in thousands)	2021	2020
At January 1	13,520	19,389
Disposals	-	(4,282)
Lease liabilities interest expense	864	1,252
Payments of lease liabilities during the year	(2,456)	(2,943)
Exchange differences	(32)	104
At December 31	11,896	13,520